Earnings Per Share - Weighted Average Number of Shares - Basic and Diluted (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Issued shares as of January 1	20,475,482,897	20,475,482,897	20,438,426,514
Effect of share options exercised			34,692,574
Weighted average number of shares in issue during the year	20,475,482,897	20,475,482,897	20,473,119,088
Dilutive equivalent shares arising from share options	0	0	6,586,675
Weighted average number of shares (diluted) during the year	20,475,482,897	20,475,482,897	20,479,705,763